Segment Information - Additional Information (Detail) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment									2
Segment reporting information, revenue	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 126,034	$ 125,980	$ 131,620
Fios revenues | Wireline
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 11,700	$ 11,200	$ 10,700